SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL STATEMENT INFORMATION - Introduction (Detail)	12 Months Ended
Sep. 30, 2015
Downs Racing, Backside, Mill Creek Land, and Northeast Concessions
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%
Mohegan Basketball Club
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%
Mohegan Golf
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%
Mohegan Ventures-Northwest
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%
Mohegan Ventures Wisconsin
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%
Wisconsin Tribal Gaming
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%
MTGA Gaming
Condensed Financial Statements, Captions [Line Items]
Ownership percentage	100.00%